UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act File Number 811-8122
                                                      --------

                           The Aquinas Funds, Inc.
                           -----------------------
              (Exact name of registrant as specified in charter)

                             5310 Harvest Hill Road
                                    Suite 248
                               Dallas, Texas 75230
                               -------------------
               (Address of principal executive offices) (Zip code)


                        Aquinas Investment Advisers, Inc.
                             5310 Harvest Hill Road
                                    Suite 248
                               Dallas, Texas 75230
                               -------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (972) 233-6655
                                                          --------------

                     Date of fiscal year end: December 31
                                              -----------

                 Date of reporting period: September 30, 2004
                                           ------------------


                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Aquinas Funds, Inc.
Schedules of Investments
September 30, 2004 (Unaudited)

VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30,2004 (UNAUDITED)

     Number
   of Shares                                                   Value
   ---------                                                   -----
                 COMMON STOCKS 97.4%

                 ADVERTISING SERVICES 0.8%
        7,009    WPP Group PLC - ADR                        $   327,313
                                                            -----------


                 AEROSPACE/DEFENSE 1.0%
        4,600    United Technologies Corp.                      429,548
                                                            -----------

                 BANKING 8.3%
       28,344    Bank of America Corp.                        1,228,146
       20,000    Bank of New York Co., Inc.                     583,400
       19,800    U.S. Bancorp                                   572,220
       15,560    Wells Fargo & Co.                              927,843
                                                            -----------
                                                              3,311,609
                                                            -----------

                 BEVERAGES 0.8%
        6,100    Diageo Plc - ADR                               307,623
                                                            -----------

                 BIOTECHNOLOGY 1.9%
        5,635    Biogen Idec, Inc.*                             344,693
        7,900    Genzyme Corp.*                                 429,839
                                                            -----------
                                                                774,532
                                                            -----------

                 CASINOS AND GAMING 1.1%
        8,700    Harrah's Entertainment, Inc.                   460,926
                                                            -----------

                 CHEMICALS 5.9%
       11,700    Akzo Nobel N. V. - ADR                         415,350
        7,500    Dow Chemical Co.                               338,850
       16,440    Honeywell International Inc.                   589,538
       23,480    Praxair, Inc.                                1,003,535
                                                            -----------
                                                              2,347,273
                                                            -----------

                 COMPUTER PRODUCTS 3.9%
       16,300    Computer Sciences Corp.*                       767,730
        9,450    International Business Machines Corp.          810,243
                                                            -----------
                                                              1,577,973
                                                            -----------

                 COMPUTER SOFTWARE 0.8%
       11,100    Microsoft Corp.                                306,915
                                                            -----------

                 CONSUMER GOODS 0.9%
        7,660    PepsiCo, Inc.                                  372,659
                                                            -----------

                 ENERGY 0.9%
       15,400    Duke Energy Corp.                              352,506
                                                            -----------

                 FINANCIAL SERVICES 16.2%
       24,087    Citigroup, Inc.                              1,062,718
        9,659    First Data Corp.                               420,167
        5,800    Freddie Mac                                    378,392
        6,670    Goldman Sachs Group, Inc.                      621,911
       33,600    J.P. Morgan Chase & Co.                      1,334,928
        8,380    Lehman Brothers Holdings, Inc.                 668,054
       51,500    MBNA Corp.                                   1,297,800
        5,900    Merrill Lynch & Co., Inc.                      293,348
        9,600    SLM Corp.                                      428,160
                                                            -----------
                                                              6,505,478
                                                            -----------

                 HEALTH CARE PRODUCTS 4.5%
       30,440    Baxter International, Inc.                     978,950
        7,700    Boston Scientific Corp.*                       305,921
        7,900    Guidant Corp.                                  521,716
                                                            -----------
                                                              1,806,587
                                                            -----------

                 HEALTH CARE SERVICES 3.8%
        8,300    Anthem, Inc.*                                  724,175
        8,400    HCA, Inc.                                      320,460
        6,500    UnitedHealth Group, Inc.                       479,310
                                                            -----------
                                                              1,523,945
                                                            -----------

                 INSURANCE 5.4%
        8,700    Allstate Corp.                                 417,513
       10,052    American International Group, Inc.             683,435
       15,000    Lincoln National Corp.                         705,000
        5,400    MGIC Investment Corp.                          359,370
                                                            -----------
                                                              2,165,318
                                                            -----------

                 MANUFACTURING 8.4%
        9,000    3M Co.                                         719,730
        6,500    American Standard Cos., Inc.*                  252,915
        9,910    Caterpillar, Inc.                              797,260

        3,300    Deere & Co.                                    213,015
       14,400    General Electric Co.                           483,552
        7,500    Monsanto Co.                                   273,150
       20,600    Tyco International Ltd.                        631,596
                                                            -----------
                                                              3,371,218
                                                            -----------

                 MEDIA 3.9%
       12,900    Fox Entertainment Group, Inc.*                 357,846
       23,300    Vivendi Universal SA - ADR*                    599,509
       27,120    Walt Disney Co.                                611,556
                                                            -----------
                                                              1,568,911
                                                            -----------

                 MINING 1.7%
        7,175    Phelps Dodge Corp.                             660,315
                                                            -----------

                 OIL AND GAS 9.0%
       10,420    Apache Corp.                                   522,146
        6,600    Burlington Resources, Inc.                     269,280
       26,926    ChevronTexaco Corp.                          1,444,311
       10,180    ConocoPhillips                                 843,413
       11,100    Exxon Mobil Corp.                              536,463
                                                            -----------
                                                              3,615,613
                                                            -----------

                 PAPER AND PAPER PRODUCTS 2.0%
       12,290    Kimberly-Clark Corp.                           793,811
                                                            -----------

                 PHARMACEUTICALS 3.4%
        7,300    Amgen, Inc.*                                   413,764
       13,800    Caremark Rx, Inc.*                             442,566
       16,210    Pfizer, Inc.                                   496,026
                                                            -----------
                                                              1,352,356
                                                            -----------

                 PRINTING & PUBLISHING 1.4%
        6,540    Gannett Co., Inc.                              547,790
                                                            -----------

                 RETAIL 9.1%
        5,800    Federated Department Stores, Inc.              263,494
       10,500    Home Depot, Inc.                               411,600
       13,300    Lowes Cos., Inc.                               722,855
       17,400    McDonald's Corp.                               487,722
       11,300    J.C. Penney Co., Inc.                          398,664
       18,700    Target Corp.                                   846,175
       12,800    Yum! Brands, Inc.                              520,448
                                                            -----------
                                                              3,650,958
                                                            -----------

                 TELECOMMUNICATIONS 1.6%
       12,300    Nextel Communitcations, Inc.*                  293,232
       17,300    Sprint Corp.                                   348,249
                                                            -----------
                                                                641,481
                                                            -----------

                 TRANSPORTATION 0.7%
        5,500    Canadian National Railway Company              266,750
                                                            -----------

                 TOTAL COMMON STOCKS
                 (cost $33,539,007)                          39,039,408
                                                            -----------
    Principal
     Amount
                 SHORT-TERM INVESTMENT 2.4%

  $   959,192    UMB Bank, n.a., Money Market
                 Fiduciary, Demand Deposit, 0.56%
                 (cost $959,192)                                959,192
                                                            -----------

                 Total Investments 99.8%
                 (cost $34,498,199)                          39,998,600
                                                            -----------

                 Assets less other
                 Liabilities 0.2%                                89,150
                                                            -----------

                 NET ASSETS 100.0%                          $40,087,750
                                                            ===========

                 *Non-income producing security See notes to financial statements.

SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

   Number
 of Shares                                              Value
 ---------                                              -----
            COMMON STOCKS 96.9%

            ADVERTISING 1.6%
     4,300  Monster Worldwide, Inc.*                   105,952
                                                     ---------

            AEROSPACE/DEFENSE 2.0%
     1,400  DRS Technologies, Inc.*                     52,416
     2,000  United Defense Industries, Inc.*            79,980
                                                     ---------
                                                       132,396
                                                     ---------

            BANKING 3.6%
     1,600  East-West Bancorp, Inc.                     53,744
    15,000  Extreme Networks*                           66,750
     2,000  Wintrust Financial Corp                    114,560
                                                     ---------
                                                       235,054
                                                     ---------

            BIOTECHNOLOGY 2.2%
     8,000  Encysive Pharmaceuticals, Inc.*             72,240
     3,300  Telik, Inc.*                                73,590
                                                     ---------
                                                       145,830
                                                     ---------

            BUSINESS SERVICES 10.0%
     1,600  Affiliated Managers Group, Inc.*            85,664
     1,600  Cogent, Inc.*                               29,152
     3,400  Corporate Executive Board Co.              208,216
     2,400  CoStar Group, Inc.*                        118,056
     1,600  Jones Lang LaSalle, Inc.*                   52,816
     6,600  Labor Ready, Inc.*                          92,532
     9,100  MPS Group, Inc.*                            76,531
                                                     ---------
                                                       662,967
                                                     ---------

            CASINO AND GAMING 2.6%
     4,550  Shuffle Master, Inc.*                      170,443
                                                     ---------

            CHEMICALS 5.2%
     3,900  Georgia Gulf Corp.                         173,901
     7,600 Westlake Chemical Corp.                     169,480
                                                     ---------
                                                       343,381
                                                     ---------

            COAL 0.9%
     1,600  Arch Coal, Inc.                             56,784
                                                     ---------

            COMPUTER PRODUCTS 2.2%
     7,100  Synaptics, Inc.*                           143,136
                                                     ---------

            COMPUTER SERVICES 4.2%
     5,300  AMX Corp.*                                  95,612
     1,400  MicroStrategy, Inc.*                        57,526
     1,500  SI International, Inc.*                     32,865
     1,800  SRA International, Inc.*                    92,808
                                                     ---------
                                                       278,811
                                                     ---------

            COMPUTER SOFTWARE 1.2%
     2,300  Hyperion Solutions Corp.*                   78,177
                                                     ---------

            CONSUMER GOODS 1.9%
     4,050  Fossil, Inc.*                              125,307
                                                     ---------

            EDUCATION 2.3%
     4,500  Corinthian Colleges, Inc.*                  60,660
     2,500  ITT Educational Services, Inc.*             90,125
                                                     ---------
                                                       150,785
                                                     ---------

            ELECTRONICS 4.9%
     3,700  Benchmark Electronics, Inc.*               110,260
     2,400  FLIR Systems, Inc.*                        140,400
     2,100  II-VI, Inc.*                                73,521
                                                     ---------
                                                       324,181
                                                     ---------

            HEALTH CARE EQUIPMENT AND SUPPLIES 6.2%
     1,600  Advanced Medical Optics, Inc.*              63,312
     3,200  Cooper Cos., Inc.                          219,360
     3,100  Mine Safety Appliances Co.                 126,232
                                                     ---------
                                                       408,904
                                                     ---------

            HEALTH CARE SERVICES 1.6%
     2,700  Covance, Inc.*                             107,919
                                                     ---------

            INSURANCE 0.4%
     1,800  Primus Guaranty Ltd.*                       24,300
                                                     ---------

            INTERNET SECURITY 6.3%
     5,400  Aladdin Knowledge Systems*                 120,965
     3,900  WebEx Communications, Inc.*                 85,098
     5,100  Websense, Inc.*                            212,517
                                                     ---------
                                                       418,580
                                                     ---------

           MACHINERY - CONSTRUCTION & MINING 1.6%
     3,100  Bucyrus International, Inc.                104,160
                                                     ---------

            MATERIALS 2.5%
     4,700  Brush Engineered Materials, Inc.*           97,337
     1,500  Ceradyne, Inc.*                             65,865
                                                     ---------
                                                       163,202
                                                     ---------

            OIL AND GAS 5.5%
     5,900  Range Resources Corp.                      103,191
     2,700  Quicksilver Resources, Inc.*                88,209
     9,700  Todco*                                     168,295
                                                     ---------
                                                       359,695
                                                     ---------

            PERSONAL SERVICES 1.6%
     2,000  Bright Horizons Family Solutions, Inc.*    108,580
                                                     ---------

            PHARMACEUTICALS 3.9%
     5,000  Impax Laboratories, Inc.*                   76,800
     2,500  Rigel Pharmaceuticals, Inc.*                63,250
     5,300  Salix Pharmaceuticals Ltd.*                114,056
                                                     ---------
                                                       254,106
                                                     ---------

            RENTAL - AUTO/EQUIPMENT 1.2%
     3,550  Aaron Rents, Inc.                           77,248
                                                     ---------

            RETAIL 3.1%
     4,100  American Eagle Outfitters, Inc.            151,085
     3,300  Stein Mart, Inc.*                           50,226
                                                     ---------
                                                       201,311
                                                     ---------

            SEMICONDUCTORS 7.6%
    10,800  Pixelworks, Inc.*                          108,108
    13,300  Skyworks Solutions, Inc.*                  126,350
    13,400  Microsemi Corp.*                           188,940
     4,800 Zoran Corp.*                                 75,456
                                                     ---------
                                                       498,854
                                                     ---------

            TELECOMMUNICATIONS 1.7%
     3,500  Applied Signal Technology, Inc.
                                                       111,965
                                                     ---------

            THERAPEUTICS 5.0%
     6,900  Dendreon Corp.*                             58,029
     4,700  Ista Pharmaceuticals, Inc.*                 57,293
     3,300  Medicines Co.*                              79,662
     1,300  Neurocrine Biosciences, Inc.*               61,308
     1,700  Onyx Pharmaceuticals, Inc.*                 73,117
                                                     ---------
                                                       329,409
                                                     ---------

            TRUCKING 1.3%
     2,800  Overnite Corp.                              88,004
                                                     ---------

            WIRELESS EQUIPMENT 2.6%
     4,500  Alvarion Ltd.*                              58,230
     4,800  Novatel Wireless, Inc.*                    112,800
                                                     ---------
                                                       171,030
                                                     ---------

            Total Common Stocks
            (cost $5,640,772)                        6,380,471
                                                     ---------

           SHORT-TERM INVESTMENT 5.8%

 $ 379,406  UMB Bank, n.a., Money Market
            Fiduciary, Demand Deposit, 0.56%
            (cost $379,406)                          $ 379,406
                                                     ---------

            Total Investments 102.7%
            (cost $6,020,178)                        6,759,877
                                                     ---------

            Liabilities less
            Other Assets (2.7)%                       (174,144)
                                                     ---------

            Net Assets 100.0%                       $6,585,733
                                                    ==========


            *Non-income producing security See notes to financial statements.

AQUINAS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

   Principal
    Amount                                                           Value
    ------                                                           -----
                FIXED INCOME BONDS 98.1%

                ASSET-BACKED SECURITIES 17.6%
                Americredit Automobiles Receivables Trust,
   $   50,000   3.48%, 5/6/10                                       $50,464
                Ameriquest Mortgage Securities, Inc.
      230,000   2.805%,  9/25/34                                    230,525
                Capital One Auto Finance Trust,
       75,000   3.18%, 9/15/10                                       74,866
                Capital One Master Trust,
      130,000   6.31%, 4/15/08                                      141,905
                Chase Commercial Mortgage Securities Corp.,
      265,416   7.37%, 2/19/07                                      284,045
      321,940   6.60%, 11/19/07                                     345,651
                Chase Credit Card Master Trust,
      730,000   1.88%, 10/15/07                                     731,942
                Chase Mortgage Finance Corp.,
      235,610   5.50%, 11/25/33                                     245,044
                Citibank Credit Card Issurance Trust,
      120,000   4.10%, 12/7/04                                      120,491
      185,000   4.40%, 5/15/07                                      187,386
                Commercial Mortgage Acceptance Corp.,
      102,291   5.80%, 3/15/06                                      103,334
                CS First Boston Mortgage Securities Corp.,
      210,000   4.302%, 7/15/36                                     212,625
                Daimler Chrysler Auto Trust,
      135,000   2.58%, 4/5/09                                       133,232
                DLJ Commercial Mortgage Corp.,
      104,840   6.11%, 6/10/31                                      105,523
      122,211   5.88%, 11/12/31                                     127,461
                Equity One ABS Inc.,
      250,000   5.70%, 7/25/34                                      252,188
                First Union - Chase,
      156,819   6.36%, 6/15/08                                      161,334
                Fremont Home Loan Trust,
      260,000   2.89%, 7/25/34                                      260,000
                General Electric Cap.,
      460,811   2.58%, 5/12/35*                                     454,845
                General Motors Acceptance Corp.,
       88,013   6.15%, 11/15/07                                      89,392
      121,768   6.411%, 5/15/30                                     123,012
                Government National Mortgage Association,
      400,000   5.50%, 9/16/23                                      423,125
      230,000   5.50%, 10/16/26                                     242,362
       45,000   5.67%, 5/16/28                                       47,142
      135,000   5.58%, 10/16/31                                     141,184
                Harborview Mortgage Loan Trust,
      325,000   4.72%, 6/19/34*                                     328,620
                Household Auto Trust,
      100,000   3.02%, 12/17/10*                                     99,580
                Ikon Receivables, LLC,
      125,000   3.27%, 7/15/11                                      125,901
                JP Morgan Commercial Mortgage Finance Corp.,
        1,939   7.069%, 9/15/29                                       1,935
                JP Morgan Commercial Mortgage Securities,
      255,000   6.044%, 12/15/10                                    273,807
                LB-UBS Commercial Mortgage Trust,
      140,000   4.187%, 8/15/29                                     141,275
                Morgan Stanley Capital I,
      169,960   7.22%, 5/15/07                                      183,353
       27,488   6.25%, 7/15/07                                       27,652
      277,603   5.91%, 11/15/31                                     288,138
                Nationslink Funding Corp.,
      180,027   6.001%, 8/20/30                                     184,774
                Onyx Acceptance Grantor Trust,
      105,000   3.89%, 2/15/11                                      106,145
                Residential Asset Mortgage Products, Inc.,
      325,321   4.53%, 7/25/34                                      323,030
                Wachovia Bank Commercial Mortgage Trust,
      210,000   4.368%, 8/15/41                                     212,650
                WFS Financial Owner Trust,
      140,000   3.93%, 2.17/12                                      140,098
                                                                 ----------
                                                                  7,726,036
                                                                 ----------

                CONVERTIBLE BONDS 5.3%
    1,420,000   America Online, 12/6/19+                            905,250
      450,000   Merrill Lynch & Co., 5/23/31+                       247,500
       95,000   SLM Corp., 7/25/35+                                  94,414
      635,000   Wells Fargo & Co., 5/23/31+                         628,548
      675,000   XL Capital Ltd., 5/23/21+                           435,375
                                                                 ----------
                                                                  2,311,087
                                                                 ----------

                CORPORATE BONDS 52.9%
                ACE Ltd.,
       40,000   8.30%, 8/15/06                                       43,660
                Aetna, Inc.,
      165,000   6.97%, 8/15/36                                      186,548
                American Airlines,
       40,000   7.858%, 10/1/11                                      39,758
                American General Finance Corp.,
      490,000   4.625%, 5/15/09                                     503,128
       35,000   4.00%, 3/15/11                                       34,201
                Americredit Auto,
       70,000   2.72%, 1/6/10                                        69,734
                Ameritech Capital,
      500,000   5.95%, 1/15/38                                      504,900
                AmSouth Bancorp,
      270,000   6.75%, 11/1/25                                      301,976
                AOL Time Warner, Inc.,
       25,000   6.875%, 5/1/12                                       27,892
       30,000   7.625%, 4/15/31                                      34,530
                Arrow Electronics, Inc.,
       40,000   9.15%, 10/1/10                                       47,520
                ASIF Global XVIII,
      325,000   3.85%, 11/26/07                                     328,657
                Assurant Inc.,
       30,000   6.75%, 2/15/34                                       31,507
                AutoZone, Inc.,
       60,000   4.75%, 11/15/10                                      58,591
       40,000   5.50%, 11/15/15                                      38,330
                AXA Financial, Inc.,
       45,000   7.75%, 8/1/10                                        52,764
       20,000   8.60%, 12/15/30                                      25,888
                Bank of America Corp.,
       75,000   7.40%, 1/15/11                                       87,408
                BellSouth Capital Funding,
      435,000   6.04%, 11/15/26                                     461,923
      195,000   7.12%, 7/15/97                                      213,818
                BellSouth Corp.,
      145,000   6.55%, 6/15/34                                      152,627
                Boeing Capital Corp.,
       20,000   7.375%, 9/27/10                                      23,236
                Boeing Co.,
      545,000   7.95%, 8/15/24                                      693,638
                Burlington North SantaFe,
      205,000   7.29%, 6/1/36                                       245,779
                Carnival Corp.,
       80,000   3.75%, 11/15/07                                      80,378
                Cendant Corp.,
       30,000   6.25%, 3/15/10                                       32,622
                Centex Corp.,
       40,000   7.5%, 1/15/12                                        46,153
                Champion International,
      510,000   6.65%, 12/15/37                                     571,231
                Cia Brasileira de Bedidas,
       30,000   10.50%, 12/15/11                                     36,975
                CIT Group, Inc.,
       50,000   4.75%, 12/15/10                                      50,718
       40,000   7.75%, 4/2/12                                        47,338
                Coca-Cola Enterprises, Inc.,
      755,000   7.00%, 10/1/26                                      892,005
                Comcast Cable Communications,
       25,000   6.75%, 1/30/11                                       27,730
      390,000   8.5%, 5/1/27                                        496,436
                ConAgra Foods, Inc.,
      645,000   6.70%, 8/1/27                                       732,214
                Consolidated Natural Gas Co.,
      140,000   6.875%, 10/15/26                                    160,085
                Countrywide Financial,
       50,000   2.28%, 6/2/06*                                       50,243
                Countrywide Home Loan,
       50,000   5.625%, 5/15/07                                      52,723
       50,000   4.00%, 3/22/11                                       48,558
                Cox Communications, Inc.,
       40,000   7.125%, 10/1/12                                      43,403
                Credit Sussie First Boston USA,
       45,000   6.50%, 1/15/12                                       49,991
                Delphi Corp.,
       40,000   6.50%, 5/1/09                                        42,223
                Deutsche Telekom International Finanace BV,
       35,000   8.50%, 6/15/10                                       41,951
       50,000   8.75%, 6/15/30                                       64,629
                Dominion Resources, Inc.,
      115,000   2.80%, 2/15/05                                      115,145
      435,000   5.25%, 8/1/33                                       432,520
                Duke Energy Corp.,
       70,000   5.375%, 1/1/09                                       73,658
                FedEx Corp.,
       53,606   7.02%, 1/15/16                                       57,939
                First Union Corp.,
      560,000   6.824%, 8/1/26                                      686,407
      145,000   6.18%, 2/15/36                                      159,432
                FleetBoston Financial Corp.,
      705,000   7.25%, 9/15/05                                      735,374
                Ford Motor Co.,
       25,000   7.45%, 7/16/31                                       24,513
      385,000   7.70%, 5/15/97                                      366,855
                Ford Motor Credit Co.,
      370,000   7.375%, 10/28/09                                    405,274
       80,000   7.875%, 6/15/10                                      89,228
                General Electric Capital Corp.,
       50,000   4.25%, 12/1/10                                       50,189
                General Electic Co.,
      685,000   5.00%, 2/1/13                                       704,482
                General Motors Acceptance Corp.,
       40,000   7.75%, 1/19/10                                       43,954
      605,000   8.875%, 6/1/10                                      700,160
                General Motors Corp.,
       40,000   7.20%, 1/15/11                                       42,363
       40,000   8.375%, 7/15/33                                      42,471
                Goldman Sachs Group, Inc.,
       20,000   6.65%, 5/15/09                                       22,272
       30,000   5.15%, 1/15/14                                       30,182
                Harrahs Operating Co.,
       60,000   8.00%, 2/1/11                                        69,645
                Hartford Financial Services Group,
      100,000   4.70%, 9/1/07                                       103,272
      360,000   7.75%, 6/15/05                                      372,496
                Health Care Property Investors, Inc.,
       20,000   6.45%, 6/25/12                                       21,713
                Health Care REIT,
       30,000   7.625%, 3/15/08                                      33,197
       50,000   8.00%, 9/12/12                                       57,833
                Hertz Corp.,
       40,000   6.625%, 5/15/08                                      42,036
       40,000   6.35%, 6/15/10                                       41,444
                Household Finance Corp.,
      300,000   7.20%, 7/15/06                                      321,539
      510,000   6.50%, 11/15/08                                     561,182
       70,000   4.75%, 7/15/13                                       69,306
                Hutchinson Whamp International, Ltd.,
       80,000   7.45%, 11/24/33                                      82,903
                IBM Corp.,
      120,000   4.375%, 6/1/09                                      122,536
                Ingersoll-Rand Co.,
      125,000   6.443%, 11/15/27                                    141,314
                International Lease Finance Corp.,
      100,000   6.375%, 3/15/09                                     109,541
                John Hancock Global,
      205,000   5.625%, 6/27/06                                     213,986
                JP Morgan Chase & Co.,
       70,000   5.125%, 9/15/14                                      70,375
                Kerr-MeGee Corp.,
       30,000   7.875%, 9/15/31                                      35,471
                LB Commercial Conduit Mortgage Trust,
      650,192   6.40%, 8/18/07                                      660,004
                Lehman Brothers Holdings,
      540,000   7.00%, 2/1/08                                       595,932
       50,000   4.80%, 3/13/14                                       49,314
                Mass Mutual Global II,
      285,000   3.25%, 6/15/07                                      286,655
                Merrill Lynch & Co.,
      195,000   3.125%, 7/15/08                                     191,351
                Morgan Stanley,
       45,000   4.75%, 4/1/14                                        43,563
                Motorola, Inc.,
      165,000   6.50%, 9/1/25                                       178,017
                National Rural Utilities,
       70,000   5.75%, 8/28/09                                       74,983
                News America, Inc.,
      415,000   6.75%, 1/9/38                                       462,138
                Norfolk Southern Corp.,
      190,000   7.05%, 5/1/37                                       214,778
                Northwest Airlines,
       44,634   8.072%, 10/1/19                                      49,037
                Oklahoma Gas & Electric,
      385,000   6.65%, 7/15/27                                      433,070
                Orange & Rockland Utility,
      200,000   6.50%, 12/1/27                                      218,357
                Pemex Project Funding Master Trust,
       60,000   7.375%, 12/15/14                                     65,400
                Power Contract Financing,
       75,000   6.256%, 2/1/10                                       78,077
                Procter & Gamble Co.,
      605,000   8.00%, 9/1/24                                       801,496
                Pulte Homes, Inc.,
       60,000   8.125%, 3/1/11                                       70,418
                Quebec Province,
      660,000   7.035%, 3/10/26                                     809,383
                Sempra Energy,
       35,000   7.95%, 3/1/10                                        41,068
                Speiker Properties,
      280,000   6.75%, 1/15/08                                      308,297
                SLM Corp.,
      310,000   3.625%, 3/17/08                                     311,769
      465,000   5.375%, 5/15/14                                     478,654
                Sprint Capital Corp.,
       35,000   8.375%, 3/15/12                                      42,390
       50,000   8.75%, 3/15/32                                       63,460
                Suntrust Banks,
      110,000   6.00%, 2/15/26                                      116,696
      315,000   6.00%, 1/15/28                                      341,117
                Telefonica Europe BV,
       60,000   7.75%, 9/15/10                                       70,703
                Temple-Inland, Inc.,
       30,000   7.875%, 5/1/12                                       35,432
                Textron Financial Corp.,
       60,000   5.875%, 6/1/07                                       63,889
       40,000   6.00%, 11/20/09                                      44,000
                Tyson Foods Inc.,
       60,000   7.00%, 5/1/18                                        66,008
                USX Corp.,
       20,000   9.125%, 1/15/13                                      25,722
                Vanderbilt Mortgage and Finance, Inc.,
      100,000   6.57%, 8/7/24                                       103,897
      145,000   7.235%, 6/7/28                                      156,536
                Verizon Global Funding Corp.,
       10,000   7.25%, 12/1/10                                       11,530
                Vodafone Group PLC,
      155,000   7.625%, 2/15/05                                     158,013
                WMX Technologies Inc.,
      355,000   7.10%, 8/1/26                                       394,669
                XL Capital, Ltd.,
       60,000   5.25%, 9/15/14                                       60,224
                                                                 ----------
                                                                 23,203,873
                                                                 ----------

                MUNICIPAL BONDS 0.3%
                Dade County Florida School District,
      130,000   5.00%, 8/1/14                                       144,890
                                                                 ----------


                U.S. GOVERNMENT AGENCIES 12.3%
                Federal Home Loan Bank,
      280,000   5.75%, 10/15/07                                     300,171
      200,000   3.625%, 11/14/08                                    200,844
                Federal Home Loan Mortgage Corp.,
      145,000   2.875%, 11/3/06                                     144,528
      125,000   4.375%, 2/4/10                                      125,071
      189,000   5.125%, 7/15/12                                     198,524
       65,000   4.50%, 1/15/14                                       64,679
      355,000   6.00%, 9/15/16                                      376,284
      441,858   6.00%, 6/1/24                                       459,991
                Federal National Mortgage Association,
      265,000   5.25%, 6/15/06                                      276,312
      135,000   2.375%, 2/15/07                                     133,230
       60,000   7.25%, 5/15/30                                       75,265
      300,588   6.50%, 9/1/32                                       315,517
      176,845   4.651%, 3/1/33*                                     181,246
      361,449   4.198%, 5/1/33*                                     367,209
      212,552   4.54%, 7/1/33*                                      217,897
      130,136   4.953%, 10/1/33*                                    133,958
      140,254   4.594%, 11/1/33*                                   143,073
      409,753   4.843%, 11/1/33*                                    419,956
      110,219   4.664%, 12/1/33*                                    112,500
      185,003   4.689%, 1/1/34*                                     188,671
      637,626   4.841%, 3/1/34*                                     650,421
      305,000   4.875%, 9/1/34*                                     310,974
                                                                 ----------
                                                                  5,396,321
                                                                 ----------

                U.S. TREASURY OBLIGATIONS 9.7%
                U.S. Treasury Bond,
      640,000   2.00%, 11/30/04                                     640,350
      205,000   6.25%, 8/15/23                                      239,385
      295,000   5.25%, 11/15/28                                     306,823
      435,000   5.375%, 2/15/31                                     465,994
                U.S. Treasury Note,
      760,000   1.625%, 1/31/05                                     759,466
      185,000   1.50%, 2/28/05                                      184,696
      290,000   2.75%, 7/31/06                                      291,088
      590,000   2.75%, 8/15/07                                      588,387
      620,000   7.25%, 5/15/16                                      780,473
                                                                 ----------
                                                                  4,256,662
                                                                 ----------

                Total Fixed Income Bonds
                (cost $42,290,395)                               43,038,869
                                                                 ----------

                SHORT-TERM INVESTMENT 4.3%

    1,891,458   UMB Bank, n.a., Money Market
                Fiduciary, Demand Deposit, 0.56%
                (cost $1,891,458)                                 1,891,458
                                                                 ----------

                Total Investments 102.4%
                (cost $44,181,853)                               44,930,327
                                                                 ----------

                Liabilities less
                Other Assets (2.4)%                              (1,074,809)
                                                                 ----------

                Net Assets 100.0%                                43,855,518
                                                                 ==========


                + Zero coupon security.

                * Floating rate securities are securites whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2004.

                See notes to financial statements.

GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

   Number
 of Shares                                                   Value
 ---------                                                   -----
             COMMON STOCKS 98.4%

             AEROSPACE/DEFENSE 2.5%
     3,300   Engineered Support Systems, Inc.               $  150,612
     5,300   L-3 Communications Holdings, Inc.                 355,100
     8,700   United Defense Industries, Inc.*                  347,913
     5,600   United Technologies Corp.                         522,928
                                                            ----------
                                                             1,376,553
                                                            ----------

             AUTO MANUFACTURERS 0.8%
     6,400   Pacaar, Inc.                                      442,368
                                                            ----------

             BANKING 7.5%
    15,400   Bank of America Corp.                             667,282
     8,400   East West Bancorp, Inc.                           282,156
    24,700   Hibernia Corp.                                    652,327
    19,200   Marshall and Ilsley Corp.                         773,760
    17,600   Wachovia Corp.                                    826,320
    16,500   Wells Fargo & Co.                                 983,895
                                                            ----------
                                                             4,185,740
                                                            ----------

             BUSINESS SERVICES 2.5%
     4,600   Corporate Executive Board Co.                     281,704
    17,700   Ecolab, Inc.                                      556,488
     4,600   Getty Images, Inc.*                               254,380
     8,150   Iron Mountain, Inc. *                             275,878
                                                            ----------
                                                             1,368,450
                                                            ----------

             CHEMICALS 2.0%
    12,400   Dow Chemcial Co.                                  560,232
     6,700   Georgia Gulf Corp.                                298,753
     7,300   NOVA Chemicals Corp.                              282,510
                                                            ----------
                                                             1,141,495
                                                            ----------

             COAL 0.5%
     4,600   Peabody Energy Corp.                              273,700
                                                            ----------

             COMPUTER PRODUCTS 2.4%
    23,200   Apple Computer, Inc.*                             899,000
    12,400   Dell, Inc.*                                       441,440
                                                            ----------
                                                             1,340,440
                                                            ----------

             COMPUTER SERVICES 1.7%
     6,600   Alliance Data Systems Corp.*                      267,696
    11,400   DigitalNet Holdings, Inc.*                        344,451
     7,200   DST Systems, Inc.*                                320,184
                                                            ----------
                                                               932,331
                                                            ----------

             COMPUTER SOFTWARE 6.2%
    16,700   Adobe Systems, Inc.                               826,149
     6,600   Hyperion Solutions Corp.*                         224,334
    27,800   Microsoft Corp.                                   768,670
     3,600   MicroStrategy, Inc.*                              147,924
    26,900   Symantec Corp.*                                 1,476,272
                                                            ----------
                                                             3,443,349
                                                            ----------

             CONSUMER GOODS 4.6%
     5,300   Fortune Brands, Inc.                              392,677
    10,000   Fossil, Inc.*                                     309,400
     7,200   Helen of Troy Ltd.                                195,984
    10,000   NIKE, Inc.                                        788,000
    16,600   Procter & Gamble Co.                              898,392
                                                            ----------
                                                             2,584,453
                                                            ----------

             EDUCATION 1.2%
     7,000   Career Education Corp.*                           199,010
    17,200   Corinthian Colleges, Inc.*                        231,856
     6,900   ITT Educational Services, Inc.*                   248,745
                                                            ----------
                                                               679,611
                                                            ----------

             ELECTRONICS 2.8%
     8,100   Benchmark Electronics, Inc.*                      241,380
     4,800   Flir Systems, Inc.*                               280,800
     4,400   II-VI, Inc.*                                      154,044
     6,500   Littlefuse, Inc.*                                 224,445
    20,500   Trimble Navigation Ltd.*                          647,800
                                                            ----------
                                                             1,548,469
                                                            ----------

             FINANCIAL SERVICES 4.3%
     7,500   American Express Co.                              385,950
     5,300   Capital One Financial Corp.                       391,670
    11,100   CapitalSource, Inc.*                              247,974
    16,898   Countrywide Financial Corp.                       665,612
    18,600   J.P. Morgan Chase & Co.                           738,978
                                                            ----------
                                                             2,430,184
                                                            ----------

             FOOD PROCESSING 1.4%
    18,300   Kellogg Co.                                       780,678
                                                            ----------

             HEALTH CARE EQUIPMENT AND SUPPLIES 7.9%
    16,600   Aspect Medical Systems, Inc.*                     300,294
    10,000   Bausch & Lomb, Inc.                               664,500
    12,400   Biomet, Inc.                                      581,312
     4,400   Cooper Cos., Inc.                                 301,620
    11,700   Dentsply International, Inc.                      607,698
    20,100   Johnson & Johnson, Inc.                         1,132,233
     8,300   Mine Safety Appliances Co.                        337,976
     1,900   Ocular Sciences, Inc.*                             91,143
     8,500   Stryker Corp.                                     408,680
                                                            ----------
                                                             4,425,456
                                                            ----------

             HEALTH CARE SERVICES 3.4%
     6,500   Aetna, Inc.                                       649,545
     6,800   Covance, Inc.*                                    271,796
     8,800   Laboratory Corp. of America Holdings*             384,736
     7,700   UnitedHealth Group, Inc.                          567,798
                                                            ----------
                                                             1,873,875
                                                            ----------

             HOME BUILDERS 1.1%
     6,300   D.R. Horton, Inc.                                 208,593
     3,300   Pulte Homes, Inc.                                 202,521
     4,500   Toll Brothers, Inc.*                              208,485
                                                            ----------
                                                               619,599
                                                            ----------

             HOTELS & MOTELS 1.2%
    14,400   Starwood Hotels & Resorts World, Inc.             668,448
                                                            ----------

             INSURANCE 4.0%
    10,900   AMBAC Financial Group, Inc.                       871,455
    18,800   Ohio Casualty Corp.*                              393,484
    21,200   Prudential Financial, Inc.                        997,248
                                                            ----------
                                                             2,262,187
                                                            ----------

             INTERNET SECURITY 1.3%
     9,200   Aladdin Knowledge Systems, Inc.*                  206,089
     7,900   WebEx Communications, Inc.*                       172,378
     7,900   Websense, Inc.*                                   329,193
                                                            ----------
                                                               707,660
                                                            ----------

             MACHINERY - DIVERSIFIED 2.5%
    15,500   Rockwell Automation, Inc.                         599,850
     6,600   Zebra Technologies Corp., Class A*                402,666
    12,000   Joy Global, Inc.                                  412,560
                                                            ----------
                                                             1,415,076
                                                            ----------

             MANUFACTURING 3.8%
    43,300   General Electric Co.                            1,454,014
     8,000   Pentair, Inc.                                     279,280
     6,200   Textron, Inc.                                     398,474
                                                            ----------
                                                             2,131,768
                                                            ----------

             MATERIALS 1.5%
    17,700   Masco Corp.                                       611,181
     4,200   Potash Corp. of Saskatchewan, Inc.                269,514
                                                            ----------
                                                               880,695
                                                            ----------

             MEDIA  0.1%
       200   Comcast Corp., Class A*                             5,648
                                                            ----------

             OIL AND GAS 8.1%
    18,500   Burlington Resources, Inc.                        754,800
    41,000   ExxonMobil Corp.                                1,981,530
     5,800   Noble Corp.*                                      260,710
    14,200   Occidental Petroleum Corp.                        794,206
     6,600   Premcor, Inc.                                     254,100
    10,900   Range Resources Corp.                             190,641
     8,500   XTO Energy, Inc.                                  276,080
                                                            ----------
                                                             4,512,067
                                                            ----------

             PERSONAL SERVICES 0.6%
     5,800   Bright Horizons Family Solutions, Inc.*           314,882
                                                            ----------

             PHARMACEUTICALS 2.5%
    16,400   Dendreon Corp.*                                   137,924
    18,600   Encysive Pharmaceuticals, Inc.*                   167,958
    11,400   Gilead Sciences, Inc.*                            426,132
     6,600   Medicis Pharmaceutical Corp., Class A             257,664
     3,300   Neurocrine Biosciences, Inc.*                     155,628
    11,400   Salix Pharmaceuticals, Ltd.*                      245,328
                                                            ----------
                                                             1,390,634
                                                            ----------

             REAL ESTATE  0.7%
    28,000   Host Marriott Corp.                               392,840
                                                            ----------

             RETAIL 6.8%
     8,500   American Eagle Outfitters, Inc.                   313,225
    18,900   Circuit City Stores, Inc.                         289,926
    28,500   Claire's Stores, Inc.                             713,640
    11,600   Home Depot, Inc.                                  454,720
    10,300   Michaels Stores, Inc.                             609,863
    28,300   Staples, Inc.                                     843,906
    14,700   Yum! Brands, Inc.                                 597,702
                                                            ----------
                                                             3,822,982
                                                            ----------

             SCIENTIFIC AND TECHNOLOGICAL INSTRUCTION 2.2%
    13,800   Fisher Scientific International, Inc.*            804,954
    11,200   Gen-Probe, Inc.*                                  446,544
                                                            ----------
                                                             1,251,498
                                                            ----------

             SEMICONDUCTORS 3.2%
     3,200   Broadcom Corp.*                                    87,328
    20,000   Flextronics International Ltd.*                   265,000
     4,400   Linear Technology Corp.                           159,456
     7,700   Marvell Technology Group Ltd.*                    201,201
     6,100   Microchip Technology, Inc.                        163,724
    19,900   Microsemi Corp.*                                  280,590
    14,900   Pixelworks, Inc.*                                 149,149
     7,800   PMC-Sierra, Inc.*                                  68,718
    28,200   Skyworks Solutions, Inc.*                         267,900
    10,700   Zoran Corp.*                                      168,204
                                                            ----------
                                                             1,811,270
                                                            ----------

             TELECOMMUNICATIONS 3.2%
     4,500   Applied Signal Technology, Inc.                   143,955
    25,500   CommScope, Inc.*                                  550,800
    49,100   Extreme Networks, Inc.*                           218,495
    22,600   Qualcomm, Inc.                                    882,304
                                                            ----------
                                                             1,795,554
                                                            ----------

             TRANSPORTATION 2.5%
     6,800   J.B. Hunt Transport Services, Inc.                252,552
     8,600   Old Dominion Freight Line, Inc.*                  247,766
    11,700   United Parcel Service, Inc., Class B              888,264
                                                            ----------
                                                             1,388,582
                                                            ----------

             WASTE MANAGEMENT 1.4%
    15,700   Republic Services, Inc.                           467,232
     6,800   Stericycle, Inc.*                                 312,120
                                                            ----------
                                                               779,352
                                                            ----------

             Total Common Stock
             (cost $48,903,631)                             54,977,894
                                                            ----------

             SHORT-TERM INVESTMENT 3.7%

$2,063,041   UMB Bank, n.a., Money Market
             Fiduciary, Demand Deposit, 0.56%
             (cost $2,063,041)                               2,063,041
                                                            ----------

             Total Investments  102.1%
             (cost $50,966,672)                             57,040,935
                                                            ----------

             Liabilities less
             Other Assets (2.1)%                            (1,173,416)
                                                            ----------

             Net Assets 100.0%                             $55,867,519
                                                           ===========


             *Non-income producing security See notes to financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aquinas Funds, Inc.

By:   /s/Frank Rauscher
      ------------------------------
      Frank Rauscher
      Principal Executive Officer

Date: November 22, 2004
      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Frank Rauscher
      ------------------------------
      Frank Rauscher
      Principal Executive Officer

Date: November 22, 2004
      ------------------------------

By:   /s/Frank Rauscher
      ------------------------------
      Frank Rauscher
      Principal Financial Officer

Date: November 22, 2004
      ------------------------------

                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)